Schedule of Investments (unaudited) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	1,844	$1,519,214
Ajax Mortgage Loan Trust(b)
Series 2018-A, Class B, 0.00%, 04/25/58(c)		13	12,134
Series 2018-B, Class B, 0.00%, 02/26/57		38	22,405
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 01/15/30(a)(b)		1,000	982,103
Anchorage Capital CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 7.04%, 10/13/30(a)(b)		3,050	2,967,557
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 5.95%, 04/20/31(a)(b)		1,000	924,671
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.51%, 07/25/30(a)(b)		2,000	1,817,232
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.49%, 10/15/28(a)(b)		500	498,614
ARES LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 7.09%, 07/15/34(a)(b)		700	693,128
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 3.39%, 07/15/34(a)(b)		1,000	992,421
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.39%, 10/15/30(a)(b)		1,450	1,321,731
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		2,300	871,811
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 6.00%, 04/20/31(a)(b)		1,500	1,401,516
Brookside Mill CLO Ltd, Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 01/17/28(a)(b)		250	249,344
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 04/20/32(a)(b)		250	247,919
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.69%, 07/20/32(a)(b)		2,200	2,091,786
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 5.60%, 04/20/31(a)(b)		2,000	1,869,043
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/33		1,000	994,033
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.58%, 07/15/33		750	722,437
Series 2021-14A, Class SUB, 0.00%, 07/15/33		1,000	777,182
Deer Creek CLO Ltd, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 6.60%, 10/20/30(a)(b)		1,000	955,159
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.05%, 04/20/34(a)(b)		250	246,674
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)(d)	CAD	210	167,586
Generate CLO 2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.91%, 01/22/31(a)(b)	USD	500	469,471
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(b)		550	540,232
Goldentree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 4.95%, 11/28/30(a)(b)		1,500	1,345,357
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.96%, 10/29/29(a)(b)		500	481,916
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)(b)		250	246,937

Security		Par (000)	Value

Asset-Backed Securities (continued)
Highbridge Loan Management 12-2018 Ltd., Series 12A- 18, Class D, (3 mo. LIBOR US + 5.15%), 5.39%, 07/18/31(a)(b)	USD	1,120	$1,019,989
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.54%), 1.00%, 02/25/36(a)		2,787	2,609,647
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		315	322,318
Madison Park Funding XXX Ltd.(a)
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.19%, 04/15/29(b)		1,250	1,211,666
Series 2018-30X, Class E, 5.19%, 04/15/29		250	242,333
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		2,500	2,428,586
Series 2020-AA, Class D, 5.75%, 08/21/34		250	234,016
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		266	257,538
Oafit A Note Upsize, 1.00%, 09/28/23	AUD	1,210	905,443
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.26%, 04/24/29
	USD	600	594,725
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.58%, 04/10/33		500	473,602
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 6.75%, 07/20/32		1,000	969,994
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.00%, 07/20/30		250	244,385
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 6.00%, 07/20/30		250	238,962
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.84%, 07/16/31		1,500	1,429,685
Park Avenue Institutional Advisers CLO Ltd, Series 2016- 1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.31%, 08/23/31(a)(b)		2,000	1,878,543
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.78%, 01/20/33(a)(b)		500	487,137
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(b)		700	697,392
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 10/15/29		1,150	1,085,204
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.90%, 10/20/30		970	936,965
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 6.00%, 10/20/30		1,000	957,107
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.19%, 04/30/32(a)(b)		250	238,402
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(d)		—	276,000
Strata CLO I Ltd.(a)(b)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 7.32%, 01/15/31		500	483,892
Series 2018-1A, Class USUB, 0.00%, 01/15/2118		1,750	1,192,625
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.99%, 07/17/31(a)(b)		250	236,975
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		500	487,517

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 07/15/34(a)(b)	USD	725	$695,373
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 6.01%, 07/25/31(a)(b)		1,900	1,796,976
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.25%, 01/20/33(a)(b)		500	392,417
York CLO 1 Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.27%, 10/22/29(a)(b)		250	248,611

Total Asset-Backed Securities — 18.1% (Cost: $54,930,377)			50,703,638

		Shares

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		4,000	35,320

Hotels, Restaurants & Leisure(e) — 0.2%
Caesars Entertainment, Inc.		3,435	265,732
Carlson Travel, Inc.(d)		5,800	171,100

			436,832

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(f)		19,725	882,299

Total Common Stocks — 0.5% (Cost: $1,314,701)			1,354,451

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	178	158,447

Aerospace & Defense — 0.8%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)(g)		291	306,878
Rolls-Royce PLC, 1.63%, 05/09/28(h)	EUR	100	97,704
TransDigm, Inc.
6.25%, 03/15/26(b)(g)	USD	1,505	1,545,093
6.38%, 06/15/26		348	351,141

			2,300,816

Airlines — 3.3%
Air France-KLM, 3.88%, 07/01/26(h)	EUR	100	100,669
American Airlines, Inc.(d)
4.87%, 04/22/25	USD	220	218,442
4.00%, 12/15/25		197	193,430
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		7,803	7,473,485
Azul Investments LLP
5.88%, 10/26/24(h)		200	175,163
7.25%, 06/15/26(b)		220	183,975
Deutsche Lufthansa AG(h)
2.00%, 07/14/24	EUR	100	108,556
2.88%, 05/16/27		100	102,724
Gol Finance SA(b)
7.00%, 01/31/25(g)	USD	500	409,375

Security		Par (000)	Value

Airlines (continued)
Gol Finance SA(b) (continued)
8.00%, 06/30/26	USD	200	$178,860
International Consolidated Airlines Group SA, 2.75%, 03/25/25(h)	EUR	100	105,081

			9,249,760

Auto Components — 0.6%
Aptiv PLC, 3.10%, 12/01/51	USD	250	198,746
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)(g)		71	73,041
Dana, Inc., 5.63%, 06/15/28		352	355,696
Faurecia SE, 2.75%, 02/15/27(h)	EUR	100	101,084
IHO Verwaltungs GmbH(h)(i)
(3.63% Cash or 4.38% PIK), 3.63%, 05/15/25		113	123,456
(4.63% PIK), 3.88%, 05/15/27		100	106,615
ZF Finance GmbH(h)
3.00%, 09/21/25		100	108,558
2.00%, 05/06/27		300	298,545
3.75%, 09/21/28		300	314,866

			1,680,607

Automobiles — 0.5%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(h)	GBP	100	119,871
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(g)	USD	612	629,460
General Motors Co., 5.95%, 04/01/49(g)		295	327,832
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(h)	EUR	100	99,915
TML Holdings Pte. Ltd., 4.35%, 06/09/26(h)	USD	200	188,500

			1,365,578

Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(j)		200	194,250
Banco de Sabadell SA, (Update Replacements.xls: EUSA3 + 2.20%), 2.63%, 03/24/26(a)(h)	EUR	100	110,595
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)	USD	155	143,088
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(a)(j)		200	195,350
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(h)(j)		250	248,125
BBK BSC, 5.50%, 07/09/24(h)		279	284,109
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(h)(j)	EUR	400	453,492
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	352	350,937
Grupo Aval Ltd., 4.38%, 02/04/30(b)		580	502,268
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(h)(j)	EUR	250	273,648
NBK Tier 1 Ltd., 3.63%(a)(b)(j)	USD	541	505,497

			3,261,359

Beverages — 1.0%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36.		145	155,515
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(g)		245	261,768
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		493	447,398
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(h)	GBP	190	227,318
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(g)	USD	1,092	1,087,662

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
OI European Group BV, 2.88%, 02/15/25(h)	EUR	260	$281,856
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	446	444,162

			2,905,679

Biotechnology — 0.4%
Amgen, Inc., 3.00%, 01/15/52		390	329,851
Cidron Aida Finco Sarl, 6.25%, 04/01/28(h)	GBP	200	244,996
Gilead Sciences, Inc., 2.80%, 10/01/50(g)	USD	380	310,963
Royalty Pharma PLC, 3.55%, 09/02/50		195	161,983

			1,047,793

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26(h)	EUR	300	329,448
Standard Industries, Inc., 4.75%, 01/15/28(b)(g)	USD	46	43,988

			373,436

Building Products — 0.3%
Home Depot, Inc.
2.75%, 09/15/51		335	288,600
3.63%, 04/15/52		107	106,178
Lowe’s Cos., Inc.
3.00%, 10/15/50(g)		390	331,793
4.25%, 04/01/52		100	103,433
SRS Distribution, Inc., 4.63%, 07/01/28(b)		29	27,701

			857,705

Capital Markets — 0.3%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		200	181,925
Kane Bidco Ltd., 6.50%, 02/15/27(h)	GBP	100	127,771
Sherwood Financing PLC(h)
4.50%, 11/15/26	EUR	100	105,499
6.00%, 11/15/26	GBP	156	193,658
(3 mo. EURIBOR + 4.63%), 4.63%, 11/15/27(a)	EUR	100	109,187

			718,040

Chemicals — 1.6%
Alpek SAB de CV, 3.25%, 02/25/31(b)	USD	324	292,410
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(h)	EUR	100	108,667
Braskem Idesa SAPI, 6.99%, 02/20/32(b)	USD	300	293,250
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(g)		297	324,844
Chemours Co., 4.00%, 05/15/26	EUR	100	106,255
Equate Petrochemical BV, 2.63%, 04/28/28(b)	USD	200	184,750
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)		165	145,542
Lune Holdings Sarl, 5.63%, 11/15/28(h)	EUR	100	98,884
LYB International Finance III LLC, 4.20%, 05/01/50	USD	195	192,592
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(g)		1,407	1,422,822
OCI NV, 3.63%, 10/15/25(h)	EUR	90	101,056
Sasol Financing USA LLC(g)
4.38%, 09/18/26	USD	200	192,000
6.50%, 09/27/28		200	203,000
5.50%, 03/18/31		315	293,738
SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, 11/01/26(h)	EUR	100	105,923
Sherwin-Williams Co., 2.90%, 03/15/52	USD	195	159,816
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(a)(h)(j)		200	184,850

			4,410,399

Commercial Services & Supplies — 0.9%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(g)		210	204,185
Avis Budget Finance PLC, 4.13%, 11/15/24(h)	EUR	100	110,791

Security		Par (000)	Value

Commercial Services & Supplies (continued)
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(h)	EUR	100	$105,862
Loxam SAS, 3.75%, 07/15/26(h)		200	218,372
United Rentals North America, Inc., 4.88%, 01/15/28(g)	USD	1,396	1,418,050
Verisure Holding AB(h)
3.50%, 05/15/23	EUR	271	298,984
3.88%, 07/15/26		100	107,859
Verisure Midholding AB, 5.25%, 02/15/29(h)		150	152,879

			2,616,982

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(h)(j)		100	107,611

Construction Materials — 0.3%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(g)	USD	816	826,200

Consumer Discretionary(h) — 0.2%
Carnival Corp., 10.13%, 02/01/26	EUR	110	135,791
Q-Park Holding I BV
1.50%, 03/01/25		100	103,695
(3 mo. Euribor + 2.00%), 2.00%, 03/01/26(a)		100	105,232
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	97,162

			441,880

Consumer Finance — 0.1%
Encore Capital Group, Inc., 4.88%, 10/15/25(h)		200	222,356
Muthoot Finance Ltd., 6.13%, 10/31/22(b)	USD	200	201,413

			423,769

Containers & Packaging — 0.5%
Klabin Austria GmbH, 3.20%, 01/12/31(b)(g)		305	264,206
Suzano Austria GmbH
3.13%, 01/15/32		290	256,955
7.00%, 03/16/47(b)(g)		773	866,871

			1,388,032

Diversified Consumer Services — 0.1%
Rekeep SpA, 7.25%, 02/01/26(h)	EUR	200	230,100

Diversified Financial Services — 2.3%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	728	691,600
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)(g)		325	336,320
doValue SpA, 3.38%, 07/31/26(h)	EUR	259	275,069
Garfunkelux Holdco 3 SA(h)
6.75%, 11/01/25		300	330,302
7.75%, 11/01/25	GBP	100	130,380
Goldman Sachs Group, Inc., 4.80%, 07/08/44	USD	195	216,200
Intrum AB, 4.88%, 08/15/25(h)	EUR	100	111,342
JPMorgan Chase & Co., (SOFR + 1.58%), 3.33%, 04/22/52(a)	USD	380	351,257
Lloyds Banking Group PLC, (5 year USD Swap + 4.76%), 7.50%(a)(j)		500	524,985
Morgan Stanley, (SOFR + 1.36%), 2.48%, 09/16/36(a)		165	141,462
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	200,750
Oceana Australian Trust, 10.00%, 08/31/23(d)	AUD	2,424	1,863,761
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(g)	USD	661	493,395
ProGroup AG, 3.00%, 03/31/26(h)	EUR	100	106,015

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(h)	USD	200	$200,500
Sun Country Airlines Holdings, Inc., 7.00%, 12/15/23(d)		523	511,985

			6,485,323

Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.30%, 02/01/52		62	53,146
Axtel SAB de CV, 6.38%, 11/14/24(b)(g)		600	612,488
Level 3 Financing, Inc.(b)(g)
4.25%, 07/01/28		963	884,041
3.63%, 01/15/29		865	756,875
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(g)(i)		375	282,656
SoftBank Group Corp.(h)
4.75%, 07/30/25	EUR	200	216,553
3.13%, 09/19/25		200	207,546
Telecom Italia Capital SA, 6.38%, 11/15/33(g)	USD	1,239	1,184,149
Verizon Communications, Inc.
2.88%, 11/20/50(g)		195	162,927
3.55%, 03/22/51		198	186,060

			4,546,441

Electric Utilities — 1.1%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		305	269,986
NextEra Energy Capital Holdings, Inc., 3.00%, 01/15/52		387	330,394
NPC Ukrenergo, 6.88%, 11/09/26(b)		235	88,125
Oryx Funding Ltd., 5.80%, 02/03/31(b)		200	200,000
Talen Energy Supply LLC(b)(g)
7.25%, 05/15/27		1,591	1,486,901
6.63%, 01/15/28		675	627,750

			3,003,156

Electrical Equipment(h) — 0.0%
Pearl Holding II Ltd., (6.00% PIK), 6.00%(i)(j)		95	3,047
Pearl Holding III Ltd., 9.00%, 10/22/25		76	27,170

			30,217

Energy Equipment & Services — 0.3%
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(g)		919	925,891
Vallourec SA, 8.50%, 06/30/26(h)	EUR	42	47,527

			973,418

Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc., 3.05%, 03/01/50	USD	345	301,723

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp., 3.10%, 06/15/50(g)		195	157,570
Crown Castle International Corp., 2.90%, 04/01/41		195	161,413
Equinix, Inc., 2.95%, 09/15/51		195	155,363
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24(h)		200	198,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/24		1,895	1,950,865
4.63%, 06/15/25(b)		123	123,923
Mid-America Apartments LP, 2.88%, 09/15/51		28	23,451
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		87	81,558
Service Properties Trust
4.50%, 06/15/23(g)		865	855,096
7.50%, 09/15/25		58	60,845
Trust Fibra Uno, 5.25%, 01/30/26(b)		230	236,368

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
XHR LP(b)
6.38%, 08/15/25(g)	USD	148	$152,525
4.88%, 06/01/29		27	26,229

			4,183,206

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		360	348,017
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(h)	GBP	200	242,411
BRF GmbH, 4.35%, 09/29/26(h)	USD	200	194,725
Cydsa SAB de CV, 6.25%, 10/04/27(b)		200	191,000
General Mills, Inc., 3.00%, 02/01/51		385	331,705
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		600	588,863
Kraft Heinz Foods Co., 4.38%, 06/01/46		380	375,303
Kroger Co., 3.95%, 01/15/50(g)		195	197,263
Ocado Group PLC, 3.88%, 10/08/26(h)	GBP	100	116,910
Picard Groupe SAS, 3.88%, 07/01/26(h)	EUR	100	107,276

			2,693,473

Food Products — 0.2%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)	USD	200	177,350
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		21	22,139
Louis Dreyfus Co. Finance BV, 1.63%, 04/28/28(h)	EUR	200	205,214
Tereos Finance Groupe I SA, 7.50%, 10/30/25(h)		238	272,810

			677,513

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., 3.79%, 05/20/50	USD	195	188,948

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		55	55,275
Anthem, Inc., 3.13%, 05/15/50		195	171,721
DaVita, Inc., 4.63%, 06/01/30(b)(g)		1,266	1,182,191
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52(b)		315	315,603
HCA, Inc.
3.50%, 09/01/30(g)		696	672,381
5.25%, 06/15/49		195	213,556
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)		1,041	962,925
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(h)	EUR	100	108,195
Select Medical Corp., 6.25%, 08/15/26(b)(g)	USD	780	807,487
Tenet Healthcare Corp.(b)
4.63%, 09/01/24(g)		901	907,167
4.88%, 01/01/26(g)		1,488	1,501,020
4.63%, 06/15/28		49	48,081
4.25%, 06/01/29(g)		1,124	1,077,635
4.38%, 01/15/30		111	106,552
Universal Health Services, Inc., 2.65%, 10/15/30(b)(g)		137	124,370

			8,254,159

Health Care Technology(h) — 0.1%
CAB SELAS, 3.38%, 02/01/28	EUR	149	156,571
Chrome Bidco SASU, 3.50%, 05/31/28		100	105,691

			262,262

Hotels, Restaurants & Leisure — 4.2%
Affinity Gaming, 6.88%, 12/15/27(b)	USD	360	350,100
Boyd Gaming Corp.
8.63%, 06/01/25(b)		41	43,065
4.75%, 12/01/27(g)		797	793,015
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25(g)		486	501,766

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(b) (continued) 8.13%, 07/01/27	USD	314	$336,437
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(g)		144	146,964
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(g)		220	225,921
Cirsa Finance International Sarl, 4.75%, 05/22/25(h)	EUR	100	108,191
CPUK Finance Ltd., 6.50%, 08/28/26(h)	GBP	100	132,153
Dave & Buster’s, Inc., 7.63%, 11/01/25(b)	USD	35	36,825
Fortune Star BVI Ltd., 6.85%, 07/02/24(h)		400	388,000
Full House Resorts, Inc., 8.25%, 02/15/28(b)		29	29,653
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(g)		274	285,303
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		361	344,501
International Game Technology PLC, 6.50%, 02/15/25(b)(g)		1,150	1,205,953
IRB Holding Corp., 7.00%, 06/15/25(b)(g)		151	157,040
Marriott International, Inc.(g)
Series FF, 4.63%, 06/15/30		106	109,783
Series GG, 3.50%, 10/15/32		508	483,549
Marriott Ownership Resorts, Inc.(b)
6.13%, 09/15/25(g)		278	284,950
4.50%, 06/15/29		370	348,725
Melco Resorts Finance Ltd., 5.25%, 04/26/26(h)		300	270,000
MGM China Holdings Ltd., 5.88%, 05/15/26(g)(h)		300	274,181
MGM Resorts International
4.63%, 09/01/26		355	349,675
5.50%, 04/15/27		348	351,480
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		218	200,965
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		746	825,262
Scientific Games International, Inc., 7.00%, 05/15/28(b)(g)		464	480,934
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)(g)		669	694,087
Stonegate Pub Co. Financing 2019 PLC(h)
8.00%, 07/13/25	GBP	100	133,375
8.25%, 07/31/25		200	267,328
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	153,413
Travel + Leisure Co., 6.63%, 07/31/26(b)(g)		189	197,033
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)		349	349,007
Wynn Macau Ltd., 5.50%, 01/15/26(g)(h)		400	358,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(g)		482	453,682

			11,670,316

Household Durables — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28(g)		495	507,152
4.63%, 08/01/29		66	58,201
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27(g)		541	529,674
5.00%, 06/15/29		27	24,516
Century Communities, Inc., 6.75%, 06/01/27		110	114,136
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(g)		773	823,322

Security		Par (000)	Value

Household Durables (continued)
Forestar Group, Inc.(b)
3.85%, 05/15/26	USD	560	$522,200
5.00%, 03/01/28(g)		669	627,188
M/I Homes, Inc., 4.95%, 02/01/28(g)		510	480,675
Nobel Bidco BV, 3.13%, 06/15/28(h)	EUR	100	98,318
PulteGroup, Inc., 7.88%, 06/15/32(g)	USD	1,138	1,470,105
Taylor Morrison Communities, Inc.(b)(g)
5.88%, 06/15/27		647	672,880
5.75%, 01/15/28		2,269	2,337,070
Tri Pointe Homes, Inc.
5.25%, 06/01/27(g)		505	501,422
5.70%, 06/15/28		38	37,935
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(g)		1,298	1,333,695

			10,138,489

Independent Power and Renewable Electricity Producers — 1.4%
Azure Power Energy Ltd., 3.58%, 08/19/26(b)		193	181,657
Calpine Corp.(b)(g)
4.50%, 02/15/28		1,523	1,485,656
5.13%, 03/15/28		722	687,763
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)(g)		419	400,294
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(h)		300	302,250
India Green Energy Holdings, 5.38%, 04/29/24(b)		300	302,280
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		220	222,200
ReNew Power Synthetic, 6.67%, 03/12/24(g)(h)		250	253,797
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		14	15,038

			3,850,935

Industrial Conglomerates — 0.0%
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)		648	129,600

Insurance — 0.4%
American International Group, Inc., 4.38%, 06/30/50		250	274,005
Galaxy Bidco Ltd., 6.50%, 07/31/26(h)	GBP	220	283,945
Prudential PLC, (5 year CMT + 1.52%), 2.95%, 11/03/33(a)(h)	USD	750	690,188

			1,248,138

Interactive Media & Services(h) — 0.2%
Adevinta ASA, 3.00%, 11/15/27	EUR	331	354,027
United Group BV, 4.88%, 07/01/24		130	143,272

			497,299

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 3.10%, 05/12/51	USD	355	333,165
Very Group Funding PLC, 6.50%, 08/01/26(h)	GBP	100	124,271

			457,436

IT Services — 0.4%
CA Magnum Holdings, 5.38%, 10/31/26(h)	USD	200	195,000
Centurion Bidco SpA, 5.88%, 09/30/26(h)	EUR	200	214,896
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	165	170,855
International Business Machines Corp., 2.95%, 05/15/50(g)		195	170,532
La Financiere Atalian SASU, 6.63%, 05/15/25(h)	GBP	200	242,474

			993,757

Machinery — 0.2%
TK Elevator Midco GmbH(h) 4.38%, 07/15/27	EUR	115	125,500

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
TK Elevator Midco GmbH(h) (continued) (3 mo. Euribor + 4.75%), 4.75%, 07/15/27(a)	EUR	173	$190,679
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(g)	USD	274	270,994

			587,173

Media — 1.9%
Altice Financing SA(h)
2.25%, 01/15/25	EUR	180	189,667
4.25%, 08/15/29		100	98,506
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23(h)	GBP	133	174,715
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	USD	195	160,699
3.90%, 06/01/52		200	168,662
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(g)		738	730,022
Comcast Corp., 2.89%, 11/01/51(b)		235	198,113
CSC Holdings LLC, 5.38%, 02/01/28(b)		360	349,402
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)(g)		400	379,000
Lorca Telecom Bondco SA, 4.00%, 09/18/27(h)	EUR	150	159,715
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(h)(j)	USD	200	198,850
Nexstar Media, Inc., 5.63%, 07/15/27(b)(g)		733	741,943
Sable International Finance Ltd., 5.75%, 09/07/27(g)(h)		260	261,807
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(h)(j)	EUR	100	114,635
Sirius XM Radio, Inc.(b)(g)
5.00%, 08/01/27	USD	70	69,825
5.50%, 07/01/29		66	66,990
Summer BC Holdco B Sarl, 5.75%, 10/31/26(h)	EUR	331	370,883
TEGNA, Inc., 4.63%, 03/15/28(g)	USD	301	299,411
Tele Columbus AG, 3.88%, 05/02/25(h)	EUR	100	102,496
UPCB Finance VII Ltd., 3.63%, 06/15/29(h)		100	108,159
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)	USD	290	263,900

			5,207,400

Metals & Mining — 1.8%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(h)		300	312,375
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	186,160
Commercial Metals Co.
4.13%, 01/15/30		1,356	1,266,165
3.88%, 02/15/31		381	346,112
JSW Steel Ltd., 5.38%, 04/04/25(h)		200	200,750
Metinvest BV(h)
8.50%, 04/23/26		296	128,760
7.65%, 10/01/27		400	174,000
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(h)		200	143,788
Nexa Resources SA, 5.38%, 05/04/27(b)(g)		925	938,875
Periama Holdings LLC, 5.95%, 04/19/26(h)		200	202,900
Steel Dynamics, Inc., 3.25%, 10/15/50		195	166,634
thyssenkrupp AG, 1.88%, 03/06/23(h)	EUR	127	139,683
Usiminas International Sarl, 5.88%, 07/18/26(b)(g)	USD	200	204,575
Vedanta Resources Finance II PLC
13.88%, 01/21/24(h)		200	209,250
8.95%, 03/11/25(b)(g)		320	310,400
Vedanta Resources Ltd., 7.13%, 05/31/23(h)		270	254,947

			5,185,374

Oil, Gas & Consumable Fuels — 5.8%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(g)(h)(k)		531	385,502

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(h)(j)	EUR	300	$326,891
Buckeye Partners LP, 4.13%, 03/01/25(b)(g)	USD	195	192,307
California Resources Corp., 7.13%, 02/01/26(b)		336	349,363
Centennial Resource Production LLC(b)(g)
5.38%, 01/15/26		1,841	1,785,770
6.88%, 04/01/27		127	127,648
Cheniere Energy Partners LP
4.50%, 10/01/29(g)		335	336,675
3.25%, 01/31/32(b)		38	34,553
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		110	112,649
5.88%, 02/01/29		40	41,300
Citgo Holding, Inc., 9.25%, 08/01/24(b)		306	309,060
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	55,039
Ecopetrol SA, 4.63%, 11/02/31		531	480,555
eG Global Finance PLC, 4.38%, 02/07/25(h)	EUR	144	154,601
EG Global Finance PLC, 6.25%, 10/30/25(h)		100	110,170
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)	USD	255	247,860
Energy Transfer LP, 5.00%, 05/15/50(g)		195	197,309
Geopark Ltd., 5.50%, 01/17/27(b)		205	194,212
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 9.00%, 07/10/22(d)(i)		853	853,362
Hilong Holding Ltd., 9.75%, 11/18/24(h)		200	124,000
HTA Group Ltd., 7.00%, 12/18/25(b)(g)		415	410,072
IHS Holding Ltd., 6.25%, 11/29/28(b)		305	284,412
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(g)		292	295,051
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		315	286,650
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(h)		200	202,000
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25(h)		200	200,538
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(g)		200	201,098
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(g)		1,032	1,295,188
Oil and Gas Holding Co., 7.63%, 11/07/24(h)		263	276,807
OQ SAOC, 5.13%, 05/06/28(b)		286	282,300
Petroleos Mexicanos
6.50%, 03/13/27(g)		734	742,624
5.95%, 01/28/31		514	473,882
6.70%, 02/16/32		381	361,950
6.38%, 01/23/45		288	228,900
6.75%, 09/21/47		510	409,504
7.69%, 01/23/50		200	174,000
Puma International Financing SA, 5.13%, 10/06/24(b)		754	716,300
Rubis Terminal Infra SAS, 5.63%, 05/15/25(h)	EUR	150	170,086
SM Energy Co.
10.00%, 01/15/25(b)(g)	USD	320	349,331
6.75%, 09/15/26		341	350,642
Stoneway Capital Corp.(e)(l)
10.00%, 03/01/27(b)		1,948	541,014
10.00%, 03/01/27(h)		691	191,814
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(g)		27	27,506
4.50%, 05/15/29		67	63,210
4.50%, 04/30/30(b)		427	393,389
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(g)		147	140,514
UGI International LLC, 2.50%, 12/01/29(h)	EUR	100	93,367

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Vivo Energy Investments BV, 5.13%, 09/24/27(b)(g)	USD	400	$396,000
Wintershall Dea Finance BV, 0.84%, 09/25/25(h)	EUR	200	207,125

			16,184,100

Personal Products — 0.1%
Coty, Inc.
3.88%, 04/15/26(h)		100	107,445
6.50%, 04/15/26(b)	USD	98	97,439

			204,884

Pharmaceuticals — 0.8%
AbbVie, Inc., 4.88%, 11/14/48.		300	339,063
AstraZeneca PLC, 3.00%, 05/28/51		320	294,033
Bausch Health Cos., Inc., 4.88%, 06/01/28(b)		46	44,045
Cheplapharm Arzneimittel GmbH(h)
3.50%, 02/11/27	EUR	100	107,583
4.38%, 01/15/28		331	361,606
Cigna Corp., 3.40%, 03/15/51(g)	USD	195	175,698
CVS Health Corp., 5.05%, 03/25/48		195	220,836
Merck & Co., Inc., 2.75%, 12/10/51		103	89,717
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(h)	EUR	172	182,188
Rossini Sarl(h)
6.75%, 10/30/25		100	113,236
(3 mo. Euribor + 3.88%), 3.88%, 10/30/25(a)		100	109,720
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100	104,181
4.38%, 05/09/30		100	102,833

			2,244,739

Producer Durables: Miscellaneous — 0.1%
salesforce.com, Inc., 2.90%, 07/15/51	USD	340	301,889

Real Estate Management & Development — 2.7%
Adler Group SA(h)
3.25%, 08/05/25	EUR	300	290,623
2.75%, 11/13/26		100	92,283
Agile Group Holdings Ltd., 5.75%, 01/02/25(g)(h)	USD	300	99,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		710	670,950
Central China Real Estate Ltd., 7.25%, 08/13/24(h)		200	86,000
China Aoyuan Group Ltd., 7.95%, 02/19/23(e)(g)(h)(l)		400	64,000
China Evergrande Group(e)(l)
8.25%, 03/23/22		200	26,000
9.50%, 04/11/22		200	25,000
11.50%, 01/22/23(h)		200	25,000
China SCE Group Holdings Ltd., 7.25%, 04/19/23(h)		200	146,412
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25(g)(h)		400	326,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(h)	EUR	100	107,564
DIC Asset AG, 2.25%, 09/22/26(h)		100	96,797
Easy Tactic Ltd.(h)
9.13%, 07/28/22(g)	USD	200	51,000
12.38%, 11/18/22		200	46,788
Fantasia Holdings Group Co. Ltd.(e)(l)
11.75%, 04/17/22		400	54,000
9.25%, 07/28/23(h)		200	28,663
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(g)		750	767,475
Greenland Global Investment Ltd., 6.75%, 09/26/23(h)		200	138,000
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(h)(j)	EUR	100	93,452
Howard Hughes Corp., 5.38%, 08/01/28(b)(g)	USD	981	984,904
JGC Ventures Pte. Ltd.(i)
3.00%, 06/30/25(e)(h)(l)		239	124,110

Security		Par (000)		Value

Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd.(i) (continued)
(3.00% PIK), 0.00%, 06/30/25	USD	—	(m)	$136
Jingrui Holdings Ltd., 12.00%, 07/25/22(h)		200		80,000
Kaisa Group Holdings Ltd.(e)(h)(l)
11.95%, 10/22/22(g)		200		39,000
11.95%, 11/12/23		200		39,000
KWG Group Holdings Ltd.(h)
7.40%, 03/05/24		200		81,000
5.95%, 08/10/25		270		99,900
Logan Group Co. Ltd., 5.25%, 10/19/25(h)		295		59,000
MAF Sukuk Ltd.(h)
4.64%, 05/14/29		250		259,109
3.93%, 02/28/30		443		441,145
Modern Land China Co. Ltd.(e)(h)(l)
11.50%, 11/13/22		240		43,200
9.80%, 04/11/23		200		36,000
New Metro Global Ltd., 4.50%, 05/02/26(h)		200		128,000
Powerlong Real Estate Holdings Ltd., 5.95%, 04/30/25(h)		220		79,200
Redsun Properties Group Ltd., 10.50%, 10/03/22(h)		200		53,146
RKPF Overseas 2019 A Ltd., Series 2019-A, 6.00%, 09/04/25(h)		315		245,700
Ronshine China Holdings Ltd.(h)
8.75%, 10/25/22		200		72,000
7.35%, 12/15/23		200		34,000
7.10%, 01/25/25		200		30,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31(g)(h)		200		50,000
Shui On Development Holding Ltd., 6.15%, 08/24/24(h)		240		224,400
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)(h)(l)		200		4,000
Sunac China Holdings Ltd.(h)
6.50%, 07/09/23		200		54,000
7.50%, 02/01/24		200		49,000
6.65%, 08/03/24		300		73,500
Theta Capital Pte. Ltd., 8.13%, 01/22/25(h)		200		201,000
Times China Holdings Ltd., 6.20%, 03/22/26(h)		400		148,000
Wanda Group Overseas Ltd., 7.50%, 07/24/22(h)		200		190,000
Yango Justice International Ltd.(e)(l)
10.25%, 09/15/22		250		12,500
7.88%, 09/04/24(h)		200		10,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(h)		200		190,000
Yuzhou Group Holdings Co. Ltd.(e)(h)(l)
7.70%, 02/20/25(g)		200		28,000
7.38%, 01/13/26		400		52,200

				7,450,157

Road & Rail — 0.4%
Canadian Pacific Railway Co., 3.10%, 12/02/51		340		300,608
CMA CGM SA, 7.50%, 01/15/26(h)	EUR	236		281,843
Getlink SE, 3.50%, 10/30/25(h)		175		197,466
Norfolk Southern Corp., 2.90%, 08/25/51	USD	340		294,265

				1,074,182

Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, Series AMS, 0.00%, 03/05/25(h)(k)	EUR	200		188,220
Analog Devices, Inc., 2.95%, 10/01/51	USD	104		94,082
Broadcom, Inc., 3.75%, 02/15/51(b)(g)		390		349,221

				631,523

Software — 0.5%
Boxer Parent Co., Inc., 6.50%, 10/02/25(h)	EUR	100		111,538
Microsoft Corp., 2.92%, 03/17/52	USD	310		290,901
Oracle Corp.
3.60%, 04/01/50(g)		650		539,085

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Oracle Corp. (continued)
3.95%, 03/25/51	USD	48	$41,962
Playtika Holding Corp., 4.25%, 03/15/29(b)		436	402,210

			1,385,696

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(h)	EUR	254	280,987

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51(g)	USD	195	168,204
Dell International LLC/EMC Corp.
8.35%, 07/15/46(g)		49	71,608
3.45%, 12/15/51(b)		195	158,416
HP, Inc., 6.00%, 09/15/41		195	227,257

			625,485

Thrifts & Mortgage Finance — 0.4%
Jerrold Finco PLC(h)
4.88%, 01/15/26	GBP	100	126,285
5.25%, 01/15/27		100	126,176
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	24	24,422
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b)
3.63%, 03/01/29(g)		541	494,393
3.88%, 03/01/31		122	110,410
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		374	347,055

			1,228,741

Tobacco(g) — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		195	160,026
BAT Capital Corp., 3.98%, 09/25/50		195	158,026

			318,052

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		310	282,642
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(g)		347	335,506
Delhi International Airport Ltd., 6.13%, 10/31/26(h)		200	194,913
DP World Salaam, (5 year CMT + 5.75%), 6.00%(a)(h)(j)		200	206,937
FedEx Corp., 4.05%, 02/15/48		195	192,617
Mexico City Airport Trust, 5.50%, 07/31/47(h)		300	265,125

			1,477,740

Utilities — 1.7%
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25		248	242,978
4.63%, 02/04/30		280	261,800
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(a)(h)(j)	EUR	100	113,114
FEL Energy VI Sarl, 5.75%, 12/01/40	USD	290	259,468
Genneia SA, 8.75%, 09/02/27(b)		237	223,832
India Cleantech Energy, 4.70%, 08/10/26(b)		243	226,339
Inkia Energy Ltd., 5.88%, 11/09/27(b)		705	678,254
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(g)(h)		325	290,834
Orano SA, 2.75%, 03/08/28(h)	EUR	100	107,729
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(g)	USD	280	277,690
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(h)		168	176,892

Security		Par (000)	Value

Utilities (continued)
Thames Water Kemble Finance PLC
4.63%, 05/19/26(h)	GBP	167	$211,416
4.63%, 05/19/26		126	159,511
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(h)(j)	EUR	700	713,393
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)(g)	USD	792	779,177

			4,722,427

Wireless Telecommunication Services — 1.2%
Altice France SA(h)
2.50%, 01/15/25	EUR	141	149,857
2.13%, 02/15/25		148	155,591
5.88%, 02/01/27		100	113,114
4.25%, 10/15/29		200	200,508
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(g)	USD	350	339,458
Kenbourne Invest SA(b)
6.88%, 11/26/24(g)		400	392,050
4.70%, 01/22/28		200	175,000
Millicom International Cellular SA, 4.50%, 04/27/31(b)(g)		380	353,069
T-Mobile USA, Inc., 3.30%, 02/15/51(g)		390	328,156
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)(g)		422	420,945
Vmed O2 U.K. Financing I PLC(h)
3.25%, 01/31/31	EUR	133	135,361
4.50%, 07/15/31	GBP	300	361,681
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	378	358,226

			3,483,016

Total Corporate Bonds — 52.6% (Cost: $161,345,701)			147,543,567

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.5%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25		1,314	1,291,516

Air Freight & Logistics — 0.7%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,318	1,266,753
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.99%, 02/24/25		809	800,995

			2,067,748

Airlines — 0.3%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.47%, 02/05/24		722	711,158

Building Materials — 0.7%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28		1,945	1,878,352
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		65	64,473

			1,942,825

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.48%, 07/31/26		43	43,127

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27	USD	268	$263,018

Commercial Services & Supplies(d) — 0.4%
Interface Security Systems LLC, Term Loan, (1.00% PIK), 7.51%, 08/07/23(i)		1,038	1,002,458
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26		75	74,631

			1,077,089

Construction & Engineering — 0.6%
Summit Materials Cos. I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/21/24		1,730	1,722,157

Diversified Consumer Services — 0.3%
Spectacle Gary Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.25%), 5.26%, 11/19/28		902	893,605

Diversified Financial Services — 5.2%
Colorado Plaza, Term Loan, (1 mo. LIBOR + 2.90%), 7.27%, 05/15/24(d)		4,118	3,788,235
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.23%, 02/17/23(d)		112	22,400
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		103	100,322
Luxembourg Life Fund, 2021 Term Loan, (LIBOR + 9.25%), 10.26%, 04/01/23(d)		7,080	7,062,300
Oafit A Note Upsize, (1 mo. LIBOR + 5.50%), 8.00%, 01/21/24(d)	AUD	4,300	3,217,691
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27	USD	430	424,987

			14,615,935

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 06/23/25		331	326,550

Electrical Equipment — 0.5%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		1,530	1,506,046

Equity Real Estate Investment Trusts (REITs) — 0.0%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, 0.00%, 01/01/59(d)(e)(l)		17,000	85,000

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/06/25		240	237,119

Hotels, Restaurants & Leisure — 1.7%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 02/02/26		402	393,304
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		337	335,354
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		270	270,373
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		591	587,122
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		494	486,037

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.21%, 08/14/24	USD	1,862	$1,854,398
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		961	952,193

			4,878,781

Industrial Conglomerates — 0.6%
Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 0.01% Floor), 4.50%, 02/28/25		1,726	1,549,293

Media — 0.9%
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		832	824,268
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27		412	403,772
Diamond Sports Group LLC, Term Loan, (PRIME + 2.25%), 5.75%, 08/24/26		1,492	512,862
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.97%, 02/06/27		58	57,537
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.96%, 05/29/26		671	665,519

			2,463,958

Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners LP, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 11/01/26		1,301	1,289,816
Citgo Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 0.01% Floor), 8.00%, 08/01/23		751	740,192

			2,030,008

Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 11/27/25		1,689	1,671,657
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/15/27		754	740,754

			2,412,411

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.01%, 12/30/26		398	393,030

Thrifts & Mortgage Finance — 1.1%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 2.87%), 3.11%, 07/24/25(d)		3,000	2,992,500

Trading Companies & Distributors — 0.2%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		66	64,707
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%, 0.01% Floor), 5.00%, 02/28/28		368	363,974

			428,681

Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.39%, 08/07/23(d)		322	316,783

Total Floating Rate Loan Interests — 15.8% (Cost: $52,354,528)			44,248,338

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 2.50%, 07/09/41(g)(n)	USD	709	$249,926

Bahrain — 0.1%
Bahrain Government International Bond, 7.00%, 01/26/26(h)		295	318,932

Chile — 0.1%
Chile Government International Bond, 4.34%, 03/07/42		213	218,751

Colombia — 0.5%
Colombia Government International Bond
3.88%, 04/25/27(g)		573	551,620
3.13%, 04/15/31		620	524,598
4.13%, 05/15/51(g)		350	264,206

			1,340,424

Dominican Republic — 0.6%
Dominican Republic International Bond
5.95%, 01/25/27(g)(h)		379	381,842
5.50%, 02/22/29(b)		240	237,045
4.50%, 01/30/30(b)(g)		421	386,610
4.88%, 09/23/32(b)		360	326,205
6.40%, 06/05/49(h)		368	344,034

			1,675,736

Egypt — 0.2%
Egypt Government International Bond(b)
5.75%, 05/29/24(g)		265	262,681
8.50%, 01/31/47		200	170,000
7.50%, 02/16/61		200	158,500

			591,181

Guatemala — 0.3%
Guatemala Government Bond
5.38%, 04/24/32(b)		200	209,163
3.70%, 10/07/33(h)		361	333,316
4.65%, 10/07/41(b)		219	203,300

			745,779

Indonesia — 0.4%
Indonesia Government International Bond, 5.35%, 02/11/49(g)		315	362,679
Indonesia Treasury Bond
8.38%, 03/15/34	IDR	6,500,000	496,014
7.50%, 06/15/35		3,250,000	232,280

			1,090,973

Mexico — 0.1%
Mexico Government International Bond, 4.35%, 01/15/47(g)	USD	230	213,210

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 04/07/26(h)		200	197,022

Morocco — 0.2%
Morocco Government International Bond
3.00%, 12/15/32(b)(g)		340	293,250
4.00%, 12/15/50(h)		294	234,833
4.00%, 12/15/50(b)		215	171,731

			699,814

Security		Par (000)	Value

Nigeria — 0.1%
Nigeria Government International Bond, 7.88%, 02/16/32(h)	USD	343	$321,991

Oman — 0.5%
Oman Government International Bond(h)
6.50%, 03/08/47		457	447,860
6.75%, 01/17/48		648	645,570
7.00%, 01/25/51		329	335,991

			1,429,421

Pakistan — 0.2%
Pakistan Government International Bond, 7.38%, 04/08/31(h)		260	191,129
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(h)		400	259,044

			450,173

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/16/50		410	406,617

Paraguay — 0.4%
Paraguay Government International Bond
4.70%, 03/27/27(h)		298	310,069
5.60%, 03/13/48(h)		321	329,286
5.40%, 03/30/50(b)(g)		300	301,744
5.40%, 03/30/50(h)		200	201,162

			1,142,261

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		240	218,400

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(b)(g)		192	177,840
4.00%, 02/14/51(h)		230	201,250

			379,090

Saudi Arabia — 0.1%
Saudi Government International Bond, 3.75%, 01/21/55(h)		230	220,800

South Africa — 0.5%
Republic of South Africa Government Bond, 8.50%, 01/31/37	ZAR	10,500	613,582
Republic of South Africa Government International Bond
5.65%, 09/27/47	USD	381	331,899
5.75%, 09/30/49		523	456,089

			1,401,570

Sri Lanka — 0.1%
Sri Lanka Government International Bond(h)
6.85%, 03/14/24		200	98,022
6.35%, 06/28/24		400	196,044
7.85%, 03/14/29(g)		263	124,296

			418,362

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ukraine — 0.1%
Ukraine Government International Bond(g)(h)
8.99%, 02/01/24	USD	447	$196,680
7.75%, 09/01/25		369	156,825

			353,505

Total Foreign Agency Obligations — 5.0% (Cost: $15,668,182)			14,083,938

	Shares

Investment Companies

Fixed Income Funds — 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF(f)(o)		30,000	2,468,700

Total Investment Companies — 0.9% (Cost: $2,390,729)			2,468,700

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 2.5%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 12.48%, 12/26/37(b)	USD	1,102	1,088,476
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)		2,097	2,033,307
Connecticut Avenue Securities Trust(b)
Series 2021-R01, Class 1B2, (30 day SOFR + 6.00%), 6.10%, 10/25/41		457	411,077
Series 2022-R01, Class 1B2, (30 day SOFR + 6.00%), 6.10%, 12/25/41		423	375,218
Freddie Mac, Series 2021-DNA7, Class B2, (30 day SOFR + 7.80%), 7.90%, 11/25/41(b)		449	418,744
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, (30 day SOFR + 7.10%), 7.20%, 01/25/42(b)		350	308,892
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 4.27%, 05/25/57		4,372	2,400,077

			7,035,791

Commercial Mortgage-Backed Securities — 12.7%
Ashford Hospitality Trust 2018-ASHF, Series 2018-ASHF, Class E, (1 mo. LIBOR US + 3.10%), 3.50%, 04/15/35(a)(b)		315	297,655
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		1,629	1,337,625
Benchmark Mortgage Trust(b)
Series 2018-B2, Class D, 2.70%, 02/15/51(a)		3,000	2,407,717
Series 2018-B3, Class D, 3.04%, 04/10/51(a)		2,500	2,124,002
Series 2019-B9, Class XD, 2.00%, 03/15/52(a)		11,550	1,332,872
Series 2020-B16, Class D, 2.50%, 02/15/53		129	100,887
BX Commercial Mortgage Trust, Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.40%, 11/15/35(a)(b)		1,400	1,382,680
BX Trust, Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.30%, 01/15/34(a)(b)		205	200,604
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,000	1,879,593
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(b)		2,000	1,920,652

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.89%, 11/15/37(a)(b)	USD	265	$263,211
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
(1 mo. LIBOR US + 3.50%), 3.90%, 11/15/38		250	250,000
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.55%, 10/15/37		700	703,256
Series 2020-NET, Class E, 3.71%, 08/15/37		1,500	1,434,620
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(a)(b)		999	830,343
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		575	535,721
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 4.01%, 11/15/38(a)(b)		300	293,252
GS Mortgage Securities Corp. Trust 2021-DM, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 3.83%, 11/15/36(a)(b)		310	302,006
GS Mortgage Securities Trust, Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		982	984,649
HONO Mortgage Trust(a)(b)
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 3.75%, 10/15/36		200	196,239
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.80%, 10/15/36		110	107,851
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class E, 4.22%, 01/15/49(a)(b)		1,031	837,861
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(b)		857	781,506
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427	840,767
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.59%, 03/10/49(a)(b)		476	465,827
MED Trust, (1 mo. LIBOR US + 5.25%), 5.65%, 11/15/38(a)(b)		300	292,921
MF1 2021-W10X, Series 2021-W10, Class G, 4.52%, 12/15/34(a)(b)		310	309,613
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	206,513
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class D, 2.55%, 06/15/50		1,000	842,760
Series 2018-H3, Class D, 3.00%, 07/15/51		1,000	844,615
Series 2018-MP, Class E, 4.28%, 07/11/40(a)		826	691,097
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.95%, 07/15/35(a)		1,800	1,745,734
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	1,024,364
MTN Commercial Mortgage Trust, 5.34%, 03/15/39(a)(b)		275	273,299
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 3.15%, 01/15/36(a)(b)		100	98,498
SREIT Trust, Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 4.31%, 11/15/36(a)(b)		250	244,519
STWD 2021-LIH Mortgage Trust, Series 2021-LIH, Class G, (1 mo. LIBOR US + 4.20%), 4.60%, 11/15/36(a)(b)		250	244,105
UBS-Barclays Commercial Mortgage Trust, Series 2012- C3, Class D, 5.05%, 08/10/49(a)(b)		600	599,829
Velocity Commercial Capital Loan Trust(b)
Series 2018-1, Class M5, 6.26%, 04/25/48		226	221,542
Series 2018-1, Class M6, 7.26%, 04/25/48		308	296,315
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.08%, 05/15/48(a)		750	693,888
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		967	756,271

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C44, Class D, 3.00%, 05/15/51(b)	USD	3,000	$2,429,994
Series 2018-C45, Class D, 3.00%, 06/15/51(b)		2,100	1,677,208
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 3.14%, 02/15/37(a)(b)		400	378,786

			35,683,267

Total Non-Agency Mortgage-Backed Securities — 15.2% (Cost: $43,288,170)			42,719,058

Preferred Securities

Capital Trusts — 7.3%(a)

Automobiles(j) — 0.2%
Volkswagen International Finance NV
4.38%, 12/31/49	EUR	100	110,167
3.88%(h)		400	435,309

			545,476

Banks(j) — 2.1%
ABN AMRO Bank NV, 4.75%(h)		800	885,848
AIB Group PLC(h)
5.25%		200	222,277
6.25%		400	457,434
Banco Bilbao Vizcaya Argentaria SA, 6.00%(h)		200	228,441
Banco Davivienda SA, 6.65%(b)	USD	200	183,225
Banco Mercantil del Norte SA(b)
5.88%		350	322,503
6.75%		770	750,172
BAWAG Group AG, 5.00%(h)	EUR	200	215,028
Burgan Bank SAK, 5.75%(h)	USD	200	192,788
CaixaBank SA(h)
6.00%	EUR	200	223,186
6.38%		600	689,888
6.75%		200	232,866
ING Groep NV, 3.88%	USD	400	348,000
Intesa Sanpaolo SpA, 7.75%(h)	EUR	300	368,529
Kasikornbank PCL, 5.28%(h)	USD	290	282,079
Rizal Commercial Banking Corp., 6.50%(h)		200	190,100
TMBThanachart Bank PCL, 4.90%(h)		200	191,663

			5,984,027

Chemicals(h)(j) — 0.3%
Lenzing AG, 5.75%	EUR	300	340,172
Solvay SA, 2.50%		600	622,265

			962,437

Diversified Financial Services(j) — 2.0%
Banco Santander SA(h)
3.63%		800	752,250
4.38%		200	214,985
Barclays PLC
8.00%	USD	850	898,025
6.13%		273	278,801
Credit Agricole S.A., 4.75%(b)		1,055	957,339
Credit Suisse Group AG, 6.38%(b)(g)		800	789,656
Natwest Group PLC, 8.00%		400	434,520
UBS Group AG, 4.88%(b)		525	506,468

Security	Par (000)		Value

Diversified Financial Services (continued)
UniCredit SpA(h)
6.63%	EUR	200	$227,887
7.50%		200	238,950
Woori Bank, 4.25%(h)	USD	200	195,225

			5,494,106

Diversified Telecommunication Services — 0.6%
British Telecommunications PLC, 4.25%, 11/23/81(b)		200	190,914
Telefonica Europe BV(h)(j)
4.38%	EUR	200	228,994
2.38%		1,400	1,339,439

			1,759,347

Electric Utilities(h)(j) — 0.2%
Iberdrola International BV, 1.83%		500	501,961
Naturgy Finance BV, 2.37%		100	101,700

			603,661

Insurance(h)(j) — 0.4%
Allianz SE, 3.20%	USD	400	347,000
BUPA Finance PLC, 4.00%	GBP	430	475,181
KDB Life Insurance Co. Ltd., 7.50%	USD	300	298,500

			1,120,681

Internet & Direct Marketing Retail — 0.1%
Rakuten Group, Inc., 4.25%(h)(j)	EUR	200	191,215

Media — 0.1%
SES SA, 2.88%(h)(j)		250	255,993

Oil, Gas & Consumable Fuels(h)(j) — 0.3%
Abertis Infraestructuras Finance BV, 3.25%		100	108,181
Eni SpA, Series NC9, 2.75%		450	449,130
Repsol International Finance BV
3.75%		200	222,909
4.25%		200	222,068

			1,002,288

Pharmaceuticals — 0.3%
Bayer AG
5.38%, 03/25/82		200	227,242
3.13%, 11/12/79(h)		500	525,590

			752,832

Real Estate Management & Development(h)(j) — 0.3%
ATF Netherlands BV, 3.75%		300	335,609
NWD Finance BVI Ltd., 4.13%	USD	478	434,980

			770,589

Tobacco(h)(j) — 0.2%
British American Tobacco PLC
Series 5.25, 3.00%	EUR	260	261,020
Series NC8, 3.75%		230	222,531

			483,551

Utilities(h)(j) — 0.2%
Electricite de France SA
5.38%		300	344,287
3.38%		200	198,848

			543,135

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 4.20%, 10/03/78(h)	EUR	100	$112,771

			20,582,109

	Shares

Preferred Stocks — 0.1%

Wireless Telecommunication Services — 0.1%
[2]020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)		295	328,925

			328,925

Total Preferred Securities — 7.4% (Cost: $22,583,056)			20,911,034

	Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.3%
Chile Government International Bond, 4.00%, 01/31/52	USD	200	197,100
Dominican Republic International Bond, 6.00%, 02/22/33(b)		325	316,327
Romanian Government International Bond, 3.63%, 03/27/32(b)		370	350,112

			863,539

Collateralized Mortgage Obligations — 0.7%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.61%, 07/25/30(a)		2,000	1,925,052

Commercial Mortgage-Backed Securities — 0.1%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(b)		370	352,902

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $3,190,993)			3,141,493

Total Long-Term Investments — 116.6% (Cost: $357,066,437)			327,174,217

	Shares

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(o)(p)		3,953,744	3,953,744

Total Short-Term Securities — 1.4% (Cost: $3,953,744)			3,953,744

Options Purchased — 0.1% (Cost: $507,312)			266,311

Total Investments Before Options Written — 118.1% (Cost: $361,527,493)			331,394,272

Options Written — (0.0)%

(Premiums Received: $(169,900))			(60,967)

Total Investments, Net of Options Written — 118.1% (Cost: $361,357,593)			331,333,305

Liabilities in Excess of Other Assets — (18.1)%			(50,668,590)

Net Assets — 100.0%			$280,664,715

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Rounds to less than 1,000.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$24,175,756	$—	$(20,222,012	)(a)	$—	$—	$3,953,744	3,953,744	$1,197	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,610,300	—	—		—	(141,600)	2,468,700	30,000	18,386	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	—	7,246,109	(7,402,643)		156,534	—	—	—	—	—

					$156,534	$(141,600)	$6,422,444		$19,583	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.80	%(b)	06/29/21	Open		$339,653	$341,080	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/16/21	Open		208,228	208,820	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	07/16/21	Open		187,250	187,516	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		174,281	174,653	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		179,156	179,538	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		175,744	176,119	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		192,319	192,729	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		280,219	280,817	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		184,275	184,668	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		207,919	208,362	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		247,650	248,178	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		176,231	176,607	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		182,813	183,203	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		181,106	181,493	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		181,106	181,493	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		178,913	179,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		190,125	190,531	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	07/16/21	Open		206,213	206,652	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open		137,418	138,053	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		260,775	261,702	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		199,125	199,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		305,600	306,687	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		558,750	560,737	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		622,170	624,382	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		390,947	392,338	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		246,600	247,477	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		622,134	624,346	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		1,334,305	1,339,049	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		326,375	327,535	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		421,147	422,645	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		97,631	97,978	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		1,221,964	1,226,308	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		711,810	714,341	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		1,166,734	1,170,882	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		889,045	892,206	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		672,004	674,393	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	07/16/21	Open		279,500	280,494	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/16/21	Open		1,197,709	1,202,819	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.90	%(b)	07/16/21	Open		$165,500	$166,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	07/16/21	Open		524,510	525,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		23,018	23,083	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		640,312	642,134	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		237,352	238,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		995,819	998,651	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		423,225	424,429	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		59,938	60,108	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		895,440	897,987	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		406,000	407,155	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		669,120	671,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		38,468	38,577	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		123,420	123,771	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		1,143,187	1,146,439	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		419,840	421,034	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		293,125	293,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		441,244	442,499	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		596,552	598,249	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		852,244	854,668	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		587,152	588,823	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		616,230	617,983	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		164,250	164,717	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		193,008	193,557	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		57,750	57,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		1,179,620	1,182,975	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	07/16/21	Open		161,989	162,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/23/21	Open		1,044,890	1,047,633	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	12/21/21	Open		75,276	75,340	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.65	(b)	01/25/22	Open		567,240	567,650	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/08/22	Open		117,750	117,850	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		758,725	759,258	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		430,110	430,412	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		474,375	474,708	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		1,122,687	1,123,477	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		369,725	369,985	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/11/22	Open		688,350	688,834	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	02/11/22	Open		458,362	458,743	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/14/22	Open		327,437	327,560	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	02/14/22	Open		520,000	520,195	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		316,825	317,043	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		351,000	351,241	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		937,135	937,779	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	02/14/22	Open		584,539	584,941	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		265,875	266,074	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		190,575	190,718	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		116,279	116,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		127,490	127,586	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		177,660	177,793	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	02/14/22	Open		457,237	457,580	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.87	(b)	02/14/22	Open		181,750	181,891	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		63,000	63,050	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		142,506	142,618	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		133,570	133,675	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		205,975	206,137	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		132,840	132,945	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		326,000	326,257	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/14/22	Open		175,988	176,126	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	02/16/22	Open		51,000	50,985	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	02/22/22	Open		282,065	282,065	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	02/22/22	Open		227,953	228,082	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/01/22	Open		269,771	269,917	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.63	(b)	03/01/22	Open		59,729	59,748	Corporate Bonds	Open/Demand

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.80	%(b)	03/03/22	Open		$40,750	$40,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	03/03/22	Open		221,813	221,873	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		1,157,130	1,157,400	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/03/22	Open		106,398	106,422	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/03/22	Open		382,500	382,619	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/03/22	Open		255,500	255,589	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/03/22	Open		390,619	390,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/03/22	Open		175,000	175,068	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	03/03/22	Open		236,562	236,664	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/04/22	Open		276,412	276,470	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		476,080	476,245	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/04/22	Open		1,277,820	1,278,264	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/04/22	Open		816,531	816,815	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/04/22	Open		585,990	586,193	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.84	(b)	03/04/22	Open		239,600	239,698	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/04/22	Open		508,781	509,022	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/04/22	Open		2,067,626	2,068,603	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/04/22	Open		392,987	393,173	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/08/22	Open		262,362	262,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/15/22	Open		644,681	644,753	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/15/22	Open		189,900	189,934	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	03/16/22	Open		345,220	345,263	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	03/16/22	Open		264,775	264,808	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/16/22	Open		146,880	146,911	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/16/22	Open		270,994	271,028	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/16/22	Open		330,204	330,293	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/16/22	Open		252,000	252,068	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/16/22	Open		281,407	281,460	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	03/16/22	Open		508,866	508,983	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	03/16/22	Open		503,524	503,629	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.87	(b)	03/16/22	Open		182,750	182,797	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	03/16/22	Open		837,125	837,352	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.93	(b)	03/16/22	Open		704,396	704,596	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/17/22	Open		716,228	716,409	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	03/17/22	Open		237,575	237,654	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55	(b)	03/17/22	Open		305,550	305,615	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		12,250	12,253	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		313,575	313,660	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		198,088	198,141	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.70	(b)	03/17/22	Open		237,980	238,045	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/21/22	Open		347,000	347,053	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.60	(b)	03/21/22	Open		246,750	246,791	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	03/30/22	Open		281,504	281,510	Corporate Bonds	Open/Demand

						$58,204,629	$58,305,249

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	160	06/21/22	$19,640	$(554,447)
U.S. Long Bond	10	06/21/22	1,502	(23,886)
2-Year U.S. Treasury Note	208	06/30/22	44,054	(557,026)

				(1,135,359)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Ultra Long Treasury Note	319	06/21/22	$43,205	$1,253,189
Ultra U.S. Treasury Bond	39	06/21/22	6,903	177,616
5-Year U.S. Treasury Note	178	06/30/22	20,391	44,127

				1,474,932

				$339,573

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	297,996	USD	329,500	Deutsche Bank AG	05/20/22	$667
USD	339,731	EUR	297,996	The Bank of New York Mellon	05/20/22	9,563
BRL	1,304,412	USD	254,000	Citibank N.A.	06/15/22	14,439
EUR	15,009,000	USD	16,588,172	BNP Paribas SA	06/15/22	60,378
EUR	8,466,060	USD	9,265,341	Morgan Stanley & Co. International PLC	06/15/22	125,533
MXN	11,750,803	USD	551,000	UBS AG	06/15/22	32,295
USD	768,974	IDR	11,012,474,108	JPMorgan Chase Bank N.A.	06/15/22	2,981

						245,856

USD	1,778,192	AUD	2,424,000	State Street Bank and Trust Co.	06/15/22	(37,874)
USD	149,818	CAD	191,000	Morgan Stanley & Co. International PLC	06/15/22	(2,935)
USD	16,515,498	EUR	15,009,000	BNP Paribas SA	06/15/22	(133,051)
USD	22,988,067	EUR	21,008,058	Deutsche Bank AG	06/15/22	(314,864)
USD	218,776	EUR	198,000	HSBC Bank USA N.A.	06/15/22	(854)
USD	330,174	EUR	298,000	HSBC Bank USA N.A.	06/15/22	(379)
USD	16,476,161	EUR	14,873,000	Morgan Stanley & Co. International PLC	06/15/22	(21,533)
USD	66,223	EUR	60,000	State Street Bank and Trust Co.	06/15/22	(331)
USD	322,084	EUR	292,000	UBS AG	06/15/22	(1,814)
USD	2,500,550	GBP	1,917,000	Bank of America N.A.	06/15/22	(16,986)
USD	1,797,525	GBP	1,372,073	Morgan Stanley & Co. International PLC	06/15/22	(4,375)
USD	7,956	MXN	169,000	HSBC Bank USA N.A.	06/15/22	(433)
USD	199,557	ZAR	3,034,635	State Street Bank and Trust Co.	06/15/22	(6,236)
USD	400,000	ZAR	6,082,751	State Street Bank and Trust Co.	06/15/22	(12,500)

						(554,165)

						$(308,309)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
iShares iBoxx $ High Yield Corporate Bond ETF	631	05/20/22	USD	82.00	USD	5,192	$63,416

Put
iShares iBoxx $ Investment Grade Corporate Bond ETF	295	04/14/22	USD	122.00	USD	3,568	52,215
iShares iBoxx $ Investment Grade Corporate Bond ETF	597	04/14/22	USD	121.00	USD	7,220	67,162
iShares iBoxx $ Investment Grade Corporate Bond ETF	597	05/20/22	USD	118.00	USD	7,220	68,655

							188,032

							$251,448

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
EUR Currency	Bank of America N.A.	04/08/22	USD	1.08	EUR	9,633	$5,296

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55%	USD	1,041	$4,784
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	1.55	USD	1,041	4,783

										$9,567

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
iShares iBoxx $ Investment Grade Corporate Bond ETF	295	04/14/22	USD	119.00	USD	3,568	$(12,980)
iShares iBoxx $ Investment Grade Corporate Bond ETF	597	04/14/22	USD	116.00	USD	7,220	(10,746)
iShares iBoxx $ High Yield Corporate Bond ETF	631	05/20/22	USD	75.00	USD	5,192	(14,513)
iShares iBoxx $ Investment Grade Corporate Bond ETF	597	05/20/22	USD	113.00	USD	7,220	(22,387)

							$(60,626)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
EUR Currency	Bank of America N.A.	04/08/22	USD	1.05	EUR	9,633	$(341)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.30.V14	5.00%	Quarterly	06/20/23	C+		USD	10,875		$376,339	$(32,202)	$408,541
CDX.NA.HY.32.V12	5.00	Quarterly	06/20/24	CC-		USD	9,025		481,729	(28,626)	510,355
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CC+		USD	13,892		830,447	(45,327)	875,774

									$1,688,515	$(106,155)	$1,794,670

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation

Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

0.52%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	06/21/24	USD	5,000	$215,141	$78,426	$136,715
3-Month LIBOR, 0.96%	Quarterly	1.42%	Semi- Annual	N/A	01/11/27	USD	7,808	(372,094)	(58,134)	(313,960)
1-Day SOFR, 0.33%	Annual	1.56%	Annual	N/A	03/08/27	USD	8,805	(274,316)	80	(274,396)
1.54%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	05/28/31	USD	230	15,441	4,732	10,709
1-Month MXIBOR, 6.72%	Monthly	7.61%	Monthly	N/A	01/28/32	MXN	17,956	(34,322)	14	(34,336)
1-Month MXIBOR, 6.72%	Monthly	7.68%	Monthly	N/A	01/30/32	MXN	9,441	(15,908)	7	(15,915)
1.97%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	05/30/51	USD	110	7,131	(1,354)	8,485

								$(458,927)	$23,771	$(482,698)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9	3.00%	Monthly	Deutsche Bank AG	09/17/58	N/R		USD	10,000		$(1,015,085)	$(1,215,587)	$200,502
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	10,000		(1,015,085)	(1,059,070)	43,985
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	15,000		(1,522,627)	(1,063,921)	(458,706)

										$(3,552,797)	$(3,338,578)	$(214,219)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency	Counterparty

1-Day BZDIOVER, 0.04%	Monthly	11.31%	Monthly	Morgan Stanley & Co. International PLC	N/A	01/02/24	BRL	6,179	$(14,525)	$—	$(14,525)
1-Day BZDIOVER, 0.04%	Monthly	11.77%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/24	BRL	3,362	(2,404)	—	(2,404)

									$(16,929)	$—	$(16,929)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$50,260,052	$443,586	$50,703,638
Common Stocks	1,183,351	—	171,100	1,354,451
Corporate Bonds
Advertising Agencies	—	158,447	—	158,447
Aerospace & Defense	—	2,300,816	—	2,300,816
Airlines	—	8,837,888	411,872	9,249,760
Auto Components	—	1,680,607	—	1,680,607
Automobiles	—	1,365,578	—	1,365,578
Banks	—	3,261,359	—	3,261,359
Beverages	—	2,905,679	—	2,905,679
Biotechnology	—	1,047,793	—	1,047,793
Building Materials	—	373,436	—	373,436
Building Products	—	857,705	—	857,705
Capital Markets	—	718,040	—	718,040
Chemicals	—	4,410,399	—	4,410,399
Commercial Services & Supplies	—	2,616,982	—	2,616,982
Construction & Engineering	—	107,611	—	107,611
Construction Materials	—	826,200	—	826,200
Consumer Discretionary	—	441,880	—	441,880
Consumer Finance	—	423,769	—	423,769
Containers & Packaging	—	1,388,032	—	1,388,032
Diversified Consumer Services	—	230,100	—	230,100
Diversified Financial Services	—	4,109,577	2,375,746	6,485,323
Diversified Telecommunication Services	—	4,546,441	—	4,546,441
Electric Utilities	—	3,003,156	—	3,003,156
Electrical Equipment	—	30,217	—	30,217
Energy Equipment & Services	—	973,418	—	973,418
Environmental, Maintenance & Security Service	—	301,723	—	301,723
Equity Real Estate Investment Trusts (REITs)	—	4,183,206	—	4,183,206
Food & Staples Retailing	—	2,693,473	—	2,693,473
Food Products	—	677,513	—	677,513
Health Care Equipment & Supplies	—	188,948	—	188,948
Health Care Providers & Services	—	8,254,159	—	8,254,159
Health Care Technology	—	262,262	—	262,262
Hotels, Restaurants & Leisure	—	11,670,316	—	11,670,316
Household Durables	—	10,138,489	—	10,138,489
Independent Power and Renewable Electricity Producers	—	3,850,935	—	3,850,935
Industrial Conglomerates	—	129,600	—	129,600
Insurance	—	1,248,138	—	1,248,138
Interactive Media & Services	—	497,299	—	497,299
Internet & Direct Marketing Retail	—	457,436	—	457,436
IT Services	—	993,757	—	993,757
Machinery	—	587,173	—	587,173
Media	—	5,207,400	—	5,207,400
Metals & Mining	—	5,185,374	—	5,185,374
Oil, Gas & Consumable Fuels	—	15,330,738	853,362	16,184,100
Personal Products	—	204,884	—	204,884
Pharmaceuticals	—	2,244,739	—	2,244,739
Producer Durables: Miscellaneous	—	301,889	—	301,889
Real Estate Management & Development	—	7,450,157	—	7,450,157
Road & Rail	—	1,074,182	—	1,074,182
Semiconductors & Semiconductor Equipment	188,220	443,303	—	631,523

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Software	$—	$1,385,696	$—	$1,385,696
Specialty Retail	—	280,987	—	280,987
Technology Hardware, Storage & Peripherals	—	625,485	—	625,485
Thrifts & Mortgage Finance	—	1,228,741	—	1,228,741
Tobacco	—	318,052	—	318,052
Transportation Infrastructure	—	1,477,740	—	1,477,740
Utilities	—	4,722,427	—	4,722,427
Wireless Telecommunication Services	—	3,483,016	—	3,483,016
Floating Rate Loan Interests	—	25,686,340	18,561,998	44,248,338
Foreign Agency Obligations	—	14,083,938	—	14,083,938
Investment Companies	2,468,700	—	—	2,468,700
Non-Agency Mortgage-Backed Securities	—	42,719,058	—	42,719,058
Preferred Securities
Capital Trusts	—	20,582,109	—	20,582,109
Preferred Stocks	—	328,925	—	328,925
U.S. Government Sponsored Agency Securities	—	3,141,493	—	3,141,493
Short-Term Securities
Money Market Funds	3,953,744	—	—	3,953,744
Options Purchased
Equity Contracts	251,448	—	—	251,448
Foreign Currency Exchange Contracts	—	5,296	—	5,296
Interest Rate Contracts	—	9,567	—	9,567

	$8,045,463	$300,531,145	$22,817,664	$331,394,272

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$2,039,157	$—	$2,039,157
Foreign Currency Exchange Contracts	—	245,856	—	245,856
Interest Rate Contracts	1,474,932	155,909	—	1,630,841
Liabilities
Credit Contracts	—	(458,706)	—	(458,706)
Equity Contracts	(60,626)	—	—	(60,626)
Foreign Currency Exchange Contracts	—	(554,506)	—	(554,506)
Interest Rate Contracts	(1,135,359)	(655,536)	—	(1,790,895)

	$278,947	$772,174	$—	$1,051,121

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $58,305,249 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2021	$260,152	$—	$3,510,918	$16,135,486	$19,906,556
Transfers into Level 3	174,894	—	—	—	174,894
Transfers out of Level 3	—	—	(3,817)	—	(3,817)
Accrued discounts/premiums	—	—	1,708	10,764	12,472
Net realized gain (loss)	—	—	—	71	71
Net change in unrealized appreciation (depreciation)(a)	8,540	(627,104)	83,868	13,095	(521,601)
Purchases	—	798,204	48,303	3,226,119	4,072,626
Sales	—	—	—	(823,537)	(823,537)

Closing balance, as of March 31, 2022	$443,586	$171,100	$3,640,980	$18,561,998	$22,817,664

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(a)	$8,540	$(627,104)	$83,868	$13,095	$(521,601)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Multi-Sector Opportunities Trust (MSO)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $7,809,235. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Corporate Bonds	$3,640,980	Income	Discount Rate	5%-11%		9%

Floating Rate Loan Interests	11,367,449	Income	Discount Rate	8%-12%		10%
		Estimated Recovery Value	Discount Rate	15%		—

	$15,008,429

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

MXN	Mexican Peso

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

S C H E D U L E O F I N V E S T M E N T S	22